Taxes - Components of deferred tax assets (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Taxes
Net operating loss carryforwards	$ 13,569	$ 0
Valuation allowance	(13,569)	0
Total	$ 0	$ 0